Lease Prepayments (Tables)	12 Months Ended
Dec. 31, 2016
Lease Prepayments [Abstract]
Schedule of Lease Prepayments
	December 31, 2016		December 31, 2015
	RMB	US$	RMB
Non-current portion	17,358	2,500	17,882
Current portion - amount charged to expense next year	524	76	524
	17,882	2,576	18,406